Leases - Components of Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Finance lease cost	$ 331	$ 229	$ 114
Operating lease cost	1,027	1,018	1,013
Short-term lease cost	6	9	9
Variable lease cost	300	321	331
Sublease income	(25)	(39)	(61)
Total lease cost	$ 1,639	1,537	1,406
Gains on sale and leaseback transactions, net		$ 17	$ 145